Shareholders' Equity - Schedule of Fair value of Company’s Share Options Granted (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Contractual life (in years)	10 years		10 years
Early Exercise Multiple (Suboptimal Factor)	0.025	0.025	0.025
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	4.21%	5.09%	3.96%
Expected volatility	79.82%	83.94%	84.76%
Contractual life (in years)		10 years
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	4.04%	4.64%	3.95%
Expected volatility	79.56%	83.40%	84.30%
Contractual life (in years)		9 years 9 months